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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                    PROSPECTUS SUPPLEMENT -- APRIL 15, 2010*

 FUND                                                            PROSPECTUS DATE          FORM #
RiverSource Cash Management Fund                                  Sept. 29, 2009   S-6320-99 AG (9/09)
RiverSource Government Money Market Fund                           March 1, 2010   SL-9905-99 A (3/10)


In light of current market conditions and in an order to avoid a negative yield on the RiverSource Funds listed above (each a "Fund" and collectively the "Funds"), RiverSource Fund Distributors, Inc., the Funds' distributor (the distributor), has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R2 and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R2 shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries will be suspended to the extent of the distributor's waiver of the 12b-1 fees on these specific share classes of the Funds. This voluntary waiver may be revised or terminated at any time without notice to shareholders.


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S-6320-8 A (4/10)
* Valid until next prospectus update.